Significant Accounting Policies - Summary of Projected Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 1,882	$ 1,245
Service cost	738	504
Interest cost	30	26
Actuarial (gain)/loss	492	499
Benefits paid	(400)	(159)
Other	(273)	(190)
Foreign currency translation adjustment	323	(43)
Projected benefit obligation at end of year	$ 2,792	$ 1,882